Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended				2 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended
	Feb. 28, 2014 Redeemable Convertible Preferred Stock (Senior) [Member]	Jun. 30, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	May 31, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	Feb. 28, 2013 Redeemable Convertible Preferred Stock (Senior) [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member]	Apr. 30, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Jan. 31, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Jan. 31, 2014 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member] Private Placement [Member]	Sep. 30, 2013 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Redeemable Convertible Preferred Stock (Senior) [Member]	Jan. 31, 2014 Subsequent Event [Member] Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Jan. 31, 2014 Subsequent Event [Member] Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member] Private Placement [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued	241,016	3,830,050	158,150	305,571	2,606,250	10,767,007	555,000		1,500,000			241,015	555,000	1,500,000
Preferred stock, stated value per share								$ 8.00	$ 8.00			$ 8.00	$ 8.00	$ 8.00
Proceeds from issuance of preferred stock	$ 1.9	$ 30.6	$ 1.2	$ 2.3	$ 19.8		$ 4.3		$ 12.0			$ 1.9	$ 4.4	$ 12.0
Common stock option to purchase, granted											257,987
Options to purchase common stock exercise price										$ 10.50	$ 8.00